Note 11 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended			198 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
U.S. federal statutory rate applied to pretax loss	$ (737,855)	$ (1,112,378)	$ (936,936)
Permanent differences	436	2,012	2,914
Research and development credits	57,109	59,087	67,901
Impact of Tax Act	10,086,795
Change in valuation allowance	(9,406,485)	1,051,279	866,121
Reported income tax expense	$ 0	$ 0	$ 0	$ 0